LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS, NET
Schedule of Land Use Rights

	As of December 31,
	2018	2019
	RMB	RMB
Land use rights	639,222,396	674,173,731
Less: accumulated amortization	(64,277,210)	(76,251,281)
Land use rights, net	574,945,186	597,922,450